Options - Schedule of Estimate the Fair Value of Stock Options (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expected dividend yield	0.00%	0.00%
Weighted-average expected volatility, minimum	192.00%
Weighted-average expected volatility, maximum	265.00%	200.00%
Weighted-average risk-free interest rate, minimum	2.08%
Weighted-average risk-free interest rate, maximum	2.73%	1.92%
Expected life of warrants	6 years 11 months 23 days
Minimum [Member]
Expected life of warrants	4 years	4 years 8 months 26 days
Maximum [Member]
Expected life of warrants	5 years	7 years 6 months